Commitments and Contingencies (Details 2) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 28, 2012	Jun. 30, 2012 item
Commitments
2015	$ 881,042,000
2016	190,460,000
2017	128,909,000
2018	105,403,000
2019	44,293,000
Thereafter	253,917,000
Operating Leases
2015	25,407,000
2016	23,342,000
2017	24,137,000
2018	23,711,000
2019	23,640,000
Thereafter	212,389,000
Rental expense for operating leases	35,252,000	33,995,000	29,224,000
Commodity Trading and Milling
Conditional and Unconditional Commitments
Number of dry bulk vessels to be built					4
Cost of dry bulk vessels to be built					90,000,000
Amount paid under the agreement				8,300,000
Additional payments over the course of the agreement	19,153,000
Hog procurement contracts
Commitments
2015	188,281,000
2016	134,284,000
2017	76,084,000
2018	56,090,000
Hog procurement contracts | Pork segment
Conditional and Unconditional Commitments
Amount paid under the contract	226,925,000	190,519,000	190,471,000
Grain and feed ingredients
Commitments
2015	80,989,000
2016	1,535,000
2017	220,000
Grain purchase contracts for resale
Commitments
2015	370,540,000
Fuel supply contract
Commitments
2015	43,251,000
Equipment purchases and facility improvements
Commitments
2015	34,385,000
Construction of new dry bulk vessels
Commitments
2015	58,842,000
Other purchase commitments
Commitments
2015	10,000,000
2016	745,000
2017	34,000
2018	34,000
2019	34,000
Thereafter	66,000
Total firm purchase commitments
Commitments
2015	786,288,000
2016	136,564,000
2017	76,338,000
2018	56,124,000
2019	34,000
Thereafter	66,000
Vessel, time and voyage-charters
Commitments
2015	58,223,000
2016	20,116,000
2017	18,250,000
2018	18,250,000
2019	18,250,000
Thereafter	41,440,000
Vessel, time and voyage-charters | Marine
Conditional and Unconditional Commitments
Amount paid under the contract	86,816,000	90,784,000	88,110,000
Vessel, time and voyage-charters | Marine | Minimum
Conditional and Unconditional Commitments
Contract period	1 year
Vessel, time and voyage-charters | Marine | Maximum
Conditional and Unconditional Commitments
Contract period	10 years
Contract grower finishing agreements
Commitments
2015	11,124,000
2016	10,438,000
2017	10,184,000
2018	7,318,000
2019	2,369,000
Thereafter	22,000
Contract grower finishing agreements | Pork segment
Conditional and Unconditional Commitments
Amount paid under the agreement	12,922,000	13,194,000	13,641,000
Incentive payments for achieving certain performance standards	$ 1,300,000